Loans Receivable, Net (Past Due Financing Receivables) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 6,996,614	$ 6,973,882
Current	395,612,769	360,552,392
Total	402,609,383	367,526,274
Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,344,638	1,704,302
Current	79,910,529	76,275,607
Total	81,255,167	77,979,909
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	872,744	802,612
Current	55,888,951	49,865,282
Total	56,761,695	50,667,894
Commercial Business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	287,770	605,748
Current	26,490,123	15,673,429
Total	26,777,893	16,279,177
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4,491,462	3,861,220
Current	233,323,166	218,738,074
Total	237,814,628	222,599,294
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3,393,753	3,535,286
Financing Receivables, 30 to 59 Days Past Due [Member] | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	395,763	653,858
Financing Receivables, 30 to 59 Days Past Due [Member] | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	604,809	625,178
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	185,526	536,492
Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2,207,655	1,719,758
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	551,937	445,181
Financing Receivables, 60 to 89 Days Past Due [Member] | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Financing Receivables, 60 to 89 Days Past Due [Member] | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	85,178	119,640
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	102,244	69,256
Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	364,515	256,285
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3,050,924	2,993,415
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	948,875	1,050,444
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	182,757	57,794
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 1,919,292	$ 1,885,177